Financial Instruments Risk Management - Schedule of Financial Assets Subject to Fixed or Variable Interest Rates (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	£ 17,225	£ 41,912	£ 60,264	£ 87,356
Financial Assets at Short Term Fixed Rates [member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	6,960	24,348
Financial Assets at Variable Rates [member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	1,961	9,360
Non-Interest Bearing Cash Balances [member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	£ 8,304	£ 8,204